HSBC Holdings' subsidiaries, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2019
Global Payments Technology Mexico S.A. De C.V.
Disclosure of joint ventures [line items]
Group interest percent	50.00%
HCM Holdings Limited (In Liquidation)
Disclosure of joint ventures [line items]
Group interest percent	50.99%
House Network Sdn Bhd
Disclosure of joint ventures [line items]
Group interest percent	25.00%
HSBC Jintrust Fund Management Company Limited
Disclosure of joint ventures [line items]
Group interest percent	49.00%
ProServe Bermuda Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%
Vaultex UK Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%